Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.	Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2018	2017
Computer equipment and software	$366,556	$354,903
Furniture, fixtures and other	718,955	718,955
Laboratory equipment	376,805	376,806
Leasehold improvements	374,097	374,097

	1,836,413	1,824,761

Accumulated depreciation	(1,337,862)	(1,028,821)

Property and equipment, net	$498,551	$795,940

Depreciation expense for the years ended December 31, 2018, 2017 and 2016 was $309,041, $346,872 and $312,537, respectively.